S000002881 [Member] Expense Example - BlackRock International V.I. Fund - Class I	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,403